Cover	Dec. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Dec. 29, 2025
File Number	333-268561
Registrant Name	Mag Magna Corp.
Entity Central Index Key	0001949864
TaxIdentificationNumber	98-1626237
Incorporation State	WY
address	Room 2318, Anxiaowo Apartment, Huaqiang Square
address	Fuhai Sub-District, Bao’an District
city	Shenzhen
country	CN
zip code	518000
City Area Code	702
Local Phone Number	595-2247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false